Earnings per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per CPO/Share
Summary of weighted average of outstanding total shares, CPOs and Series "A", Series "B", Series "D" and Series "L" Shares (not in the form of CPO units)

At December 31, 2017 and 2016, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2017	2016
Total Shares	344,032,527	341,017,197
CPOs	2,466,848	2,444,082
Shares not in the form of CPO units:
Series “A” Shares	55,410,684	55,058,962
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2017				2016				2015
	Per CPO		Per Share(*)		Per CPO		Per Share(*)		Per CPO		Per Share(*)
Net income attributable to stockholders of the Company	Ps.	1.54	Ps.	0.01	Ps.	1.28	Ps.	0.01	Ps.	3.77	Ps.	0.03

(*)Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.

Summary of diluted earnings per CPO and per Share attributable to stockholders of the Company

	2017	2016
Total Shares	362,373,163	362,429,887
CPOs	2,573,409	2,573,894
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2017				2016				2015
	Per CPO		Per Share(*)		Per CPO		Per Share(*)		Per CPO		Per Share(*)
Net income attributable to stockholders of the Company	Ps.	1.46	Ps.	0.01	Ps.	1.20	Ps.	0.01	Ps.	3.52	Ps.	0.03

(*)Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.